Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BlackRock Advantage U.S. Total Market Fund, Inc.	Feb. 09, 2021	[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.37%	[3]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.39%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.73%	[1],[4]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.48%	[3]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.50%)	[1],[4]
Net Expenses (as a percentage of Assets)	1.48%	[1],[4]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%	[3]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.37%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.48%	[1],[4]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.41%	[3]
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.43%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.98%	[1],[4]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 39, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Master LLC pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.
[2]	The fees and expenses shown in the table and the examples that follow include both the expenses of the Fund and the Fund’s share of the Master LLC’s allocated expenses. The Fund’s Management Fees are paid by the Master LLC.
[3]	Other Expenses have been restated to reflect current fees.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 39, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% (for Investor A Shares), 1.48% (for Investor C Shares), 0.48% (for Institutional Shares) and 0.98% (for Class R Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.